13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 p3rzhg@d
03/31/2013
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2013
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  Riverside, CT  06878

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 77
From 13F Information Table Value Total (USD): 153,773,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
3m Company	COM	604059105	948	8920	SH		SOLE
AT&T	COM	1957109	989	26968	SH		SOLE
Altria Group	COM	718154107	310	9012	SH		SOLE
American Express	COM	25816109	400	5925	SH		SOLE
American Tower	COM		223	2900	SH		SOLE
Apple Computer	COM	37833100	1031	2328	SH		SOLE
Array Biopharmaceutical Inc	COM		54	11000	SH		SOLE
Arris Group Inc	COM	04269Q100	2503	145780	SH		SOLE
Automatic Data Proc.	COM	53015103	1409	21673	SH		SOLE
Bank Of America	COM	60505104	209	17125	SH		SOLE
Baxter Int'l Inc	COM	71813109	349	4802	SH		SOLE
Berkshire Hathaway	COM	84670991	2500	16	SH		SOLE
Berkshire Hathaway B	COM	84670207	15979	153350	SH		SOLE
Bp Plc Adr	COM	55622104	1991	47020	SH		SOLE
Bristol-Myers Squibb	COM	110122108	388	9431	SH		SOLE
Canadian Nat. Railway	COM	136375102	1127	11240	SH		SOLE
Chevron	COM	166764100	3449	29031	SH		SOLE
Chubb	COM	171232101	1178	13453	SH		SOLE
Church & Dwight	COM	171340102	520	8044	SH		SOLE
Coach Inc	COM	189754104	234	4675	SH		SOLE
Coca-Cola	COM	191216100	4894	121025	SH		SOLE
Colgate Palmolive	COM	194162103	4791	40590	SH		SOLE
Comcast A	COM	20030N101	337	8017	SH		SOLE
Comcast Corp A	COM	20030N200	6560	165613	SH		SOLE
Conocophillips	COM	20825C104	2227	37056	SH		SOLE
Consolidated Edison	COM	209115104	262	4300	SH		SOLE
Darden Restaurants	COM	237194105	217	4205	SH		SOLE
Davita Inc	COM	23918K108	1017	8575	SH		SOLE
Deere And Co	COM	244199105	421	4900	SH		SOLE
Devon Energy Co	COM	25179M103	1528	27090	SH		SOLE
Diageo (Guinness)	COM	25243q205	1579	12548	SH		SOLE
Directv Group Inc	COM	25459L106	2096	37045	SH		SOLE
Disney	COM	254687106	2718	47844	SH		SOLE
Emerson Electric	COM	291011104	945	16923	SH		SOLE
Exxon Mobil	COM	302290101	6226	69088	SH		SOLE
General Electric	COM	369604103	6757	292271	SH		SOLE
Global Environmental Ordf	COM	P47725109	0	10000	SH		SOLE
Google	COM	38259P508	978	1231	SH		SOLE
Heinz (H.J.)	COM	423074103	1570	21725	SH		SOLE
Honeywell Int'l	COM	438516106	261	3470	SH		SOLE
I.B.M.	COM	459200101	2827	13253	SH		SOLE
Intel	COM	458140100	3180	145653	SH		SOLE
Intuit Inc	COM	461202103	798	12156	SH		SOLE
J.P. Morgan Chase	COM	616880100	481	10137	SH		SOLE
Jm Smucker Co	COM	832696405	447	4510	SH		SOLE
Johnson & Johnson	COM	478160104	3433	42106	SH		SOLE
Kimberly Clark	COM	494368103	1035	10565	SH		SOLE
Marine Harvest ORD F	COM		9	10000	SH		SOLE
McDonalds	COM	580135101	2562	25695	SH		SOLE
Medtronic	COM	585055106	969	20635	SH		SOLE
Merck	COM	589331107	450	10184	SH		SOLE
Microsoft	COM	594918104	8010	280028	SH		SOLE
Monsanto Co	COM	61166W101	550	5206	SH		SOLE
Norfolk Southern	COM	655844108	3127	40567	SH		SOLE
North European Oil Royalty Tru	COM	659310106	571	23550	SH		SOLE
Paychex	COM	704326107	2608	74401	SH		SOLE
Pepsico Inc.	COM	713448108	2017	25494	SH		SOLE
Peregrine Pharma Inc	COM		197	148006	SH		SOLE
Philip Morris Int'l	COM	02209S103	474	5117	SH		SOLE
Phillips 66	COM		869	12414	SH		SOLE
Procter & Gamble	COM	742718109	6500	84349	SH		SOLE
Qualcom	COM	747525103	3464	51741	SH		SOLE
San Juan Basin Royalty Trust C	COM		305	20150	SH		SOLE
Scotts Miracle Grow	COM		319	7385	SH		SOLE
Stryker	COM	863667101	668	10237	SH		SOLE
Sysco	COM	871829107	3584	101915	SH		SOLE
Thermo Fisher Scientific Inc	COM	883556102	317	4147	SH		SOLE
Time Warner Cable A	COM	88732J207	1437	14954	SH		SOLE
Time Warner Inc	COM	887315109	6037	104771	SH		SOLE
Transocean Inc (new)	COM	G90076103	258	4964	SH		SOLE
Union Pacific	COM	907818108	1709	12002	SH		SOLE
United Parcel Service	COM	911312106	3549	41315	SH		SOLE
United Technologies	COM	913017109	1653	17696	SH		SOLE
Verizon Comm.	COM	92343V104	518	10547	SH		SOLE
Visa	COM	92826C839	895	5267	SH		SOLE
Wells Fargo & Co.	COM	949746101	5497	148617	SH		SOLE
Zargon Oil & Gas	COM		109	15100	SH		SOLE